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Choice Focus Fund
Choice Balanced Fund
Annual Report October 31, 2001

                              Choice Funds

                              Annual Report
                             October 31, 2001


                            Table of Contents
Choice Focus Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .1
     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . .4
     Statement of Assets and Liabilities . . . . . . . . . . . . . . . .6
     Statement of Operations . . . . . . . . . . . . . . . . . . . . . .7
     Statement of Changes in Net Assets. . . . . . . . . . . . . . . . .8
     Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . .9
Choice Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . 10
     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . 11
     Statement of Assets and Liabilities . . . . . . . . . . . . . . . 15
     Statement of Operations . . . . . . . . . . . . . . . . . . . . . 16
     Statement of Changes in Net Assets. . . . . . . . . . . . . . . . 17
     Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . 18
Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . 19
Report of Independent Accountants. . . . . . . . . . . . . . . . . . . 21

                                       PERSPECTIVES FROM PATRICK ADAMS...


[PHOTO]

I would like to express my sorrow to those who lost loved ones in the tragic events of September 11th and the current scares that are impacting our nation. Our thoughts and prayers are with you.

This has been an unprecedented year, both in the history of our nation and in the market. We had a Presidential election that would not end, an economy that appears to have dipped into recession and now a war. This is not the environment that instills confidence.

No one could imagine the horrific events of September 11th and the "ripple
effect" that it would have on our economy.   The Nasdaq Composite Index
from peak to trough has fallen over 70%.   For the one year period ended
October 31, 2001, the Nasdaq Composite Index was down -49.70%, the S&P 500(R) Stock Index was down -24.89%, the Focus Fund was down -56.63% and the Balanced Fund was down -22.65%. (Please see the accompanying financial statements for the Funds' longer-term performance and other important performance-related information.) We do, however, believe this severe market correction has created some very compelling buying opportunities.

At Choice we focus on growth stocks, which tend to be more volatile and have the potential to perform very well in rising markets but may do poorly in a bear market. Our active portfolio management style attempts to mitigate the downward volatility. Our performance for both the Focus and Balanced Fund has been impacted by the dramatic decline in the equities market.

Most sectors were hit very hard, but technology was hit especially hard. Technology stocks, after doing well in the second quarter, plummeted. As a measure of the Technology sector - the Nasdaq 100 was down -58.40% for the one year period ended October 31, 2001. The Focus Fund has struggled this year, primarily due to its heavy weighting in Technology. We still view the Technology stocks we have very favorably in the long-term. Technology stocks are sensitive to the economy and we feel the economy has potential to improve significantly.

We felt the market had bottomed back in April and was on its way back for a strong recovery. We aligned our portfolios accordingly. After September 11th the economy rolled back over. The economy dipped and is now beginning to show signs of improvement. In October, the Focus Fund was up 17.95% and the Balanced Fund was up 7.54%.

Our strong performing stocks in Fiscal year 2001 came primarily from the consumer sector. Two stocks that performed well for us in the retail area were American Eagle Outfitters and Abercrombie and Fitch. Both stocks, however, have since hit our price targets and have been sold. We maintained a relatively low allocation to the Health Care Sector due to our cautious stance regarding valuations relative to our expectations of growth.

We believe that appreciation in the Choice Balanced Fund should come primarily from the equities we own and the fixed income securities are there to provide income and to attempt to reduce volatility. As the stock market fell, we became more aggressive in the Balanced Fund. As of the Fund's fiscal year end, we had brought the equities up to 64.5% of net assets. During much of our fiscal year, the Balanced Fund held a significant portion of its assets in cash and fixed income securities as a temporary defensive measure in response to the high volatility among securities in which the Fund normally invests. The Focus Fund also held a significant portion of its assets in cash, in an attempt to help dampen the negative impact of the volatile market.

The Federal Reserve has been very aggressive in cutting rates to 2% on the Federal Funds Rate, which is below the rate of inflation. Yields on money market funds are now becoming negligible. As of October 31, 2001, there is currently over $2.2 trillion in money market funds, which is over 20% of the value of the U.S. Stock Market. Once investor confidence begins to come back we think there will be plenty of cash that will look for higher returns in equities. We have attempted to position the Funds to take advantage of the market and economy when they begin to recover.

                                                           Choice Funds 1

We believe the economy could grow much stronger than expected next year. Based on our analysis, we estimate the currently announced $300 billion monetary (lower interest rates) and fiscal stimulus (lower taxes and government spending) could potentially add as much as 3% additional growth to our economy next year. As the economy comes back, so should the earnings growth for companies.

At Choice, we look for great companies that we believe can become big investments. We do not limit our potential universe of stocks; which allows us to invest in any size company. We look for companies we believe have strong long-term earnings growth potential, strong or improving fundamentals and reasonable valuations. In our opinion, it is difficult to find many stocks with these strong characteristics, and we do not understand why a fund manager would put money in his/her 50th, 60th or 100th favorite stock! Accordingly, we will generally own 20-30 core positions in the Choice Focus Fund and 30-50 positions in the Balanced Fund.1 At Choice, it is our goal to pick great stocks and focus on only our best ideas. With fewer positions in our portfolio, we are better able to manage the portfolio on a day-to-day basis and have the ability to quickly sell a position if the need arises. With a limited number of positions to watch over, we also have additional time to evaluate potentially great opportunities for the fund.

Our philosophy at Choice Funds is centered on a disciplined stock picking process and our dedication to focus on only our best ideas. In these uncertain market conditions, we have the ability to shift assets between the equity and income components of our fund depending upon our analysis of current market, financial and economic conditions. This flexibility allows us to take advantage of market volatility by waiting until the securities we want to buy are attractively priced.

It is our opinion that the Fed will continue to help the economy get back on its feet and look forward to a healthier economy in the coming year. We believe the Technology stocks that hampered us this year, will turn around as the market turns around. We also believe a lot of money will come back into the market and that this may benefit the securities we hold in our portfolios. Thank you for your support during these difficult times.

Sincerely,


/s/ PATRICK S. ADAMS
Patrick S. Adams, CFA
Chairman and Portfolio Manager









1The Choice Focus Fund is non-diversified, and the equity portion of the Choice Balanced Fund's portfolio will generally consist of 30-50 securities; therefore, the Funds are more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities.

2 Choice Funds

                                                        CHOICE FOCUS FUND
                       INVESTMENT RETURNS TABLE*

                                                                   Average Annual
                                             One Year Ended        Since Inception
                                            9-30-01  10-31-01     9-30-01  10-31-01
-----------------------------------------------------------------------------------
CHOICE FOCUS FUND (inception date 11-1-99)  -66.31%   -56.63%     -32.58%   -25.55%
-----------------------------------------------------------------------------------
S&P 500(R) Stock Index                      -26.61%   -24.89%     -12.06%   -10.74%
-----------------------------------------------------------------------------------

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

CHOICE FOCUS FUND
OBJECTIVE

The Choice Focus Fund seeks capital appreciation by investing primarily in 20-30 securities of companies that the portfolio manager believes have superior potential for earnings growth.

STRATEGY

The portfolio manager looks for reasonably priced securities of companies that occupy a dominant position in a market due to size, products or services, and whose growth potential is not yet fully reflected in the company's stock price.

                GROWTH OF AN ASSUMED $10,000 INVESTMENT*
                         From 11-1-99 to 10-31-01

---------------------------------------------------------------------------
                                   FOCUS
PLOT POINT                         FUND                          S&P 500
----------                         ----                          -------

1-Nov-99                         10,000.00                      10,000.00
31-Jan-00                        11,680.23                      10,261.46
30-Apr-00                        12,200.69                      10,719.53
31-Jul-00                        14,012.28                      10,590.23
31-Oct-00                        12,781.20                      10,609.14
31-Jan-01                        11,809.78                      10,168.94
30-Apr-01                         8,706.70                       9,329.13
31-Jul-01                         7,772.76                       9,073.72
31-Oct-01                         5,543.37                       7,968.23
---------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 11-1-99. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate. In the absence of fee waivers, total return as reflected in the graph for the months of November, 1999 through September, 2000 would be reduced.

It is not possible to make a direct investment in S&P 500(R) Stock Index or the Nasdaq Composite Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                                      Choice Focus Fund 3

SCHEDULE OF INVESTMENTS
October 31, 2001

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS                                   79.3%
               Banks-West/Southwest                             1.1%
       3,500   J.P. Morgan Chase & Co.                                      $   123,760
                                                                            -----------

               Beverages                                        3.1%
       7,000   Coca-Cola Co.                                                    335,160
                                                                            -----------

               Computers-Local Networks
      21,000   Cisco Systems, Inc.*                             6.3%            355,320
      42,900   Finisar Corporation*                                             335,478
                                                                            -----------
                                                                                690,798
                                                                            -----------

               Computers-Mini/Micro
      46,900   Compaq Computer Corp.                           11.4%            410,375
      13,500   Intel Corp.                                                      329,670
      50,000   Sun Microsystems, Inc.*                                          507,500
                                                                            -----------
                                                                              1,247,545
                                                                            -----------

               Computers-Retail/Wholesale                       3.3%
      18,500   Cypress Semiconductor Corp.*                                     365,375
                                                                            -----------

               Computers-Software                               2.7%
       5,000   Microsoft Corp.*                                                 290,750
                                                                            -----------

               Electric-Utilities                               0.4%
       2,000   Calpine Corporation*                                              49,500
                                                                            -----------

               Electronics-Semiconductor Equipment              4.6%
       4,800   Novellus Systems, Inc.*                                          158,544
      15,000   Teradyne, Inc.*                                                  345,750
                                                                            -----------
                                                                                504,294
                                                                            -----------

               Electronics-Semiconductor Manufacturing         13.0%
       9,000   Altera Corp.*                                                    181,800
      21,000   Applied Micro Circuits Corp.*                                    231,630
      49,200   JDS Uniphase Corp.*                                              393,108
       8,000   Texas Instruments, Inc.                                          223,920
      41,500   Vitesse Semiconductor Corp.*                                     391,760
                                                                            -----------
                                                                              1,422,218
                                                                            -----------

               Financial Services                               6.0%
       8,000   Capital One Financial Corp.                                      330,480
       9,500   The Bank of New York Company, Inc.                               323,095
                                                                            -----------
                                                                                653,575
                                                                            -----------

               Media                                            3.3%
      16,000   Emmis Communications Inc.*                                       216,800
       4,000   Viacom Inc.- Class B*                                            146,040
                                                                            -----------
                                                                                362,840
                                                                            -----------

               Media-Cable TV                                   3.0%
      23,000   Charter Communications, Inc.*                                    325,220
                                                                            -----------

See notes to financial statements.

4 Choice Focus Fund

                                                        CHOICE FOCUS FUND

October 31, 2001

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               Medical-Ethical Drugs                            1.2%
       3,000   Pfizer, Inc.                                                 $   125,700
                                                                            -----------

               Oil & Gas-Field Services                         1.9%
       8,100   BJ Services Co.*                                                 207,279
                                                                            -----------

               Pharmaceuticals                                  1.4%
       2,000   Eli Lilly and Co.                                                153,000
                                                                            -----------

               Retail-Apparel/Shoes                             2.3%
      11,500   AnnTaylor Stores Corp.*                                          253,000
                                                                            -----------

               Retail-Miscellaneous Diversified                 1.1%
      10,500   Intimate Brands, Inc.                                            119,175
                                                                            -----------

               Retail Wholesale-Building Products               1.4%
       4,000   The Home Depot, Inc.                                             152,920
                                                                            -----------

               Telecommunications-Equipment                     8.0%
      26,500   ONI Systems Corp.*                                               129,585
     184,500   Redback Networks, Inc.*                                          739,845
                                                                            -----------
                                                                                869,430
                                                                            -----------

               Telecommunications-Services                      0.2%
       1,380   Worldcom Inc. - MCI Group                                         16,353
                                                                            -----------

               Television                                       3.6%
      10,200   Clear Channel Communications, Inc.*                              388,824
                                                                            -----------

               Total Common Stocks
               (cost $9,365,345)                                              8,656,716
                                                                            -----------

Principal Amount
----------------

               SHORT-TERM INVESTMENTS                          31.5%

  $2,503,000   U.S. Treasury Bill
               2.11%, 11/23/01                                                2,499,818
                                                                            -----------

     937,255   UMB Bank Money Market Fiduciary,
               Variable Rate Demand Deposit                                     937,255
                                                                            -----------

               Total Short-Term Investments
               (cost $3,437,073)                                              3,437,073
                                                                            -----------

               Total Investments                              110.8%
               (cost $12,802,418)                                            12,093,789

               Liabilities in excess of Other Assets          (10.8%)        (1,183,000)
                                                                            -----------

               NET ASSETS                                     100.0%        $10,910,789
                                                                            ===========

* Non-income producing

See notes to financial statements.

                                                      Choice Focus Fund 5

CHOICE FOCUS FUND

STATEMENT OF Assets and Liabilities
October 31, 2001

----------------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $12,802,418)                                    $12,093,789
Receivable for investments sold                                               3,634,065
Dividends and interest receivable                                                 3,784
Other assets                                                                      4,558
                                                                            -----------
Total assets                                                                 15,736,196
                                                                            -----------

LIABILITIES
Payable for investments purchased                                             4,667,121
Payable for fund shares redeemed                                                 99,104
Accrued investment advisory fee                                                   7,943
Accrued distribution fee                                                            277
Accrued expenses                                                                 50,962
                                                                            -----------
Total liabilities                                                             4,825,407
                                                                            -----------
NET ASSETS                                                                  $10,910,789
                                                                            ===========

NET ASSETS CONSIST OF
Paid in capital                                                             $36,524,982
Accumulated net realized loss on investments                                (24,905,564)
Net unrealized depreciation on investments                                     (708,629)
                                                                            -----------
NET ASSETS                                                                  $10,910,789
                                                                            ===========

CAPITAL STOCK (no par value)
Issued and outstanding (unlimited shares authorized)                          1,974,934

Net Asset Value, Redemption Price and Offering
 Price Per Share                                                                  $5.52
                                                                            ===========










See notes to financial statements.

6 Choice Focus Fund

                                                        CHOICE FOCUS FUND

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2001

----------------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends                                                                   $    55,242
Interest                                                                        313,212
                                                                            -----------
Total investment income                                                         368,454
                                                                            -----------

EXPENSES
Investment advisory fees                                                        356,662
Distribution fees                                                                89,165
Shareholder servicing fees                                                       71,149
Fund administration and accounting fees                                          62,410
Federal and state registration fees                                              37,655
Custody fees                                                                     16,054
Professional fees                                                                14,350
Reports to shareholders                                                           5,045
Trustees' fees and related expenses                                               4,819
Other                                                                            12,813
                                                                            -----------
Total expenses                                                                  670,122
                                                                            -----------
NET INVESTMENT LOSS                                                            (301,668)
                                                                            -----------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses on investments                                          (24,512,559)
Change in unrealized appreciation/depreciation on investments                (3,391,209)
                                                                            -----------
Net Losses on Investments                                                   (27,903,768)
                                                                            -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $(28,205,436)
                                                                            ===========










See notes to financial statements.
                                                      Choice Focus Fund 7

CHOICE FOCUS FUND


STATEMENT OF CHANGES IN NET ASSETS


                                                           YEAR             YEAR
                                                           ENDED            ENDED
                                                      OCTOBER 31, 2001  OCTOBER 31, 2000
----------------------------------------------------------------------------------------

OPERATIONS
Net investment loss                                      $   (301,668)    $   (109,477)
Net realized losses on investments                        (24,512,559)        (120,946)
Change in unrealized appreciation/depreciation on
  investments                                              (3,391,209)       2,682,580
                                                         ------------     ------------
Net increase (decrease) in net assets resulting from
  operations                                              (28,205,436)       2,452,157
                                                         ------------     ------------

DISTRIBUTIONS PAID FROM
Net realized gains on investments                            (155,557)         (30,407)
                                                         ------------     ------------
Net decrease in net assets resulting from
  distributions paid                                         (155,557)         (30,407)
                                                         ------------     ------------

CAPITAL SHARE TRANSACTIONS
Shares sold                                                37,070,324       67,332,299
Shares issued to holders in reinvestment of distributions     153,525           29,438
Shares redeemed                                           (55,754,473)     (12,081,081)
                                                         ------------     ------------
Net increase (decrease) in net assets resulting from
  capital share transactions                              (18,530,624)      55,280,656
                                                         ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   (46,891,617)      57,702,406
                                                         ------------     ------------

NET ASSETS
Beginning of year                                          57,802,406          100,000
                                                         ------------     ------------
End of year                                              $ 10,910,789     $ 57,802,406
                                                         ============     ============










See notes to financial statements.

8 Choice Focus Fund

                                                        CHOICE FOCUS FUND

FINANCIAL HIGHLIGHTS

                                                           YEAR             YEAR
                                                           ENDED            ENDED
                                                      OCTOBER 31, 2001  OCTOBER 31, 2000
----------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE*

NET ASSET VALUE, BEGINNING OF YEAR                              $12.77          $10.00

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS
Net investment loss                                             (0.15)           (0.02)
Net realized and unrealized gains (losses) on investments       (7.07)            2.80
                                                         ------------     ------------
Total Income (Loss) from Investment Operations                  (7.22)            2.78
                                                         ------------     ------------

LESS DISTRIBUTIONS PAID FROM
Net realized gains on investments                               (0.03)           (0.01)
                                                         ------------     ------------
Total Distributions Paid                                        (0.03)           (0.01)
                                                         ------------     ------------


NET ASSET VALUE, END OF YEAR                                    $5.52           $12.77
                                                         ============     ============


Total Return                                                   (56.63)%           27.81%


SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (in thousands)                      $10,911           $57,802
Ratio of expenses to average net assets                          1.88%             2.05%
Ratio of net investment loss to average net assets              (0.85)%           (0.26)%
Portfolio turnover rate                                         1,239%            1,603%









* Selected data for a share of capital stock outstanding throughout the year.



See notes to financial statements.

                                                      Choice Focus Fund 9

CHOICE BALANCED FUND

                        INVESTMENT RETURNS TABLE

                                                                   Average Annual
                                             One Year Ended        Since Inception
                                            9-30-01  10-31-01     9-30-01  10-31-01
-----------------------------------------------------------------------------------
Choice Balanced Fund (inception
 date 4-1-00)                               -31.59%   -22.65%     -14.03%    -9.27%
-----------------------------------------------------------------------------------
S&P 500(R) Stock Index                      -26.61%   -24.89%     -20.59%   -18.64%
-----------------------------------------------------------------------------------

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

CHOICE BALANCED FUND

OBJECTIVE

The Choice Balanced Fund seeks capital appreciation and current income by investing primarily in a diverse group of domestic equity and fixed income securities.

STRATEGY

The portfolio manager allocates the Balanced Fund's assets between equity and fixed income securities based upon his assessment of available investment opportunities and relevant market, economic and financial factors. Normally the portfolio manager's selection will emphasize equity securities over fixed income securities.

                GROWTH OF AN ASSUMED $10,000 INVESTMENT*
                         From 4-1-00 to 10-31-01

---------------------------------------------------------------------------
                                BALANCED
PLOT POINT                        FUND                           S&P 500
----------                        ----                           -------

 1-Apr-00                        10,000.00                      10,000.00
30-Apr-00                        10,410.00                       9,699.10
31-Jul-00                        11,650.00                       9,582.10
31-Oct-00                        11,080.00                       9,599.20
31-Jan-01                        11,019.05                       9,200.90
30-Apr-01                         9,918.15                       8,441.03
31-Jul-01                         9,669.91                       8,209.93
31-Oct-01                         8,570.59                       7,209.68
---------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 4-1-00. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate. In the absence of fee waivers, total return, as reflected in the graph for the months of April, 2000 through October, 2000, would be reduced.

It is not possible to make a direct investment in S&P 500(R) Stock Index or the Nasdaq Composite Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.



10 Choice Balanced Fund

                                                     CHOICE BALANCED FUND


SCHEDULE OF INVESTMENTS
October 31, 2001

Number of Shares                                                            Value
----------------------------------------------------------------------------------------

               COMMON STOCKS                                   64.5%
               Banks-West/Southwest                             0.8%
       3,500   J.P. Morgan Chase & Co.                                      $   123,760
                                                                            -----------

               Beverages                                        0.9%
       3,000   Coca-Cola Co.                                                    143,640
                                                                            -----------

               Computers-Local Networks                         1.8%
      13,000   Cisco Systems, Inc.*                                             219,960
       8,000   Finisar Corporation*                                              62,560
                                                                            -----------
                                                                                282,520
                                                                            -----------

               Computers-Memory Devices                         0.5%
       6,500   EMC Corp.*                                                        80,080
                                                                            -----------

               Computers-Mini/Micro                             8.6%
      54,000   Compaq Computer Corp.                                            472,500
      17,500   Intel Corp.                                                      427,350
      43,000   Sun Microsystems, Inc.*                                          436,450
                                                                            -----------
                                                                              1,336,300
                                                                            -----------

               Computers-Retail/Wholesale                       2.1%
      16,500   Cypress Semiconductor Corp.*                                     325,875
                                                                            -----------

               Computers-Software                               3.0%
       8,000   Microsoft Corp.*                                                 465,200
                                                                            -----------

               Consumer Finance                                 0.8%
       4,500   MBNA Corp.                                                       124,245
                                                                            -----------

               Electric-Utilities                               0.4%
       2,500   Calpine Corporation*                                              61,875
                                                                            -----------

               Electronics-Semiconductor Equipment              2.7%
       3,300   Novellus Systems, Inc.*                                          108,999
      13,500   Teradyne, Inc.*                                                  311,175
                                                                            -----------
                                                                                420,174
                                                                            -----------

               Electronics-Semiconductor Manufacturing          5.3%
       4,000   Altera Corp.*                                                     80,800
      15,500   Applied Micro Circuits Corp.*                                    170,965
       2,500   Globespan, Inc.*                                                  29,900
       9,000   JDS Uniphase Corp.*                                               71,910
       7,000   Texas Instruments, Inc.                                          195,930
      29,000   Vitesse Semiconductor Corp.*                                     273,760
                                                                            -----------
                                                                                823,265
                                                                            -----------

See notes to financial statements.

                                                   Choice Balance Fund 11

CHOICE BALANCED FUND

October 31, 2001

Number of Shares                                                            Value
----------------------------------------------------------------------------------------

               Financial Services                               7.2%
       6,000   Capital One Financial Corp.                                  $   247,860
      15,000   Irwin Financial Corp.                                            411,000
      13,500   The Bank of New York Company, Inc.                               459,135
                                                                            -----------
                                                                              1,117,995
                                                                            -----------

               Hotel/Motels                                     1.2%
       6,000   Marriott International, Inc.                                     187,980
                                                                            -----------

               Manufacturing                                    0.8%
       2,500   Tyco International                                               122,850
                                                                            -----------

               Media                                            1.9%
       5,000   Emmis Communications Inc.*                                        67,750
       6,000   Viacom Inc.- Class B*                                            219,060
                                                                            -----------
                                                                                286,810
                                                                            -----------

               Media-Cable TV                                   2.6%
      28,000   Charter Communications, Inc.*                                    395,920
                                                                            -----------

               Medical-Ethical Drugs                            1.2%
       4,600   Pfizer, Inc.                                                     192,740
                                                                            -----------

               Nasdaq - 100 Index Tracking Stock                1.5%
       7,000   Nasdaq - 100 Shares*                                             237,300
                                                                            -----------

               Oil & Gas-Field Services                         2.0%
       3,000   Apache Corporation                                               154,800
       6,000   BJ Services Co.*                                                 153,540
                                                                            -----------
                                                                                308,340
                                                                            -----------

               Pharmaceuticals                                  1.2%
       2,500   Eli Lilly and Co.                                                191,250
                                                                            -----------

               REITS                                            4.8%
       7,000   Archstone-Smith Trust                                            169,400
      25,000   Istar Financial Inc.                                             582,500
                                                                            -----------
                                                                                751,900
                                                                            -----------

               REITS-Healthcare                                 1.4%
       5,900   Health Care Property Investors, Inc.                             219,598
                                                                            -----------



See notes to financial statements.

12 Choice Balanced Fund

                                                     CHOICE BALANCED FUND

October 31, 2001

Number of Shares                                                            Value
----------------------------------------------------------------------------------------

               REITS-Office                                     2.9%
       9,500   CarrAmerica Realty Corp.                                    $    268,945
       7,800   Kilroy Realty Corp.                                              182,598
                                                                            -----------
                                                                                451,543
                                                                            -----------

               Retail-Apparel/Shoes                             1.4%
       9,500   AnnTaylor Stores Corp.*                                          209,000
                                                                            -----------

               Retail-Department Stores                         1.0%
       5,000   Target Corp.                                                     155,750
                                                                            -----------

               Retail-Miscellaneous Diversified                 0.8%
      10,500   Intimate Brands, Inc.                                            119,175
                                                                            -----------

               Retail Wholesale-Building Products               1.5%
       6,000   The Home Depot, Inc.                                             229,380
                                                                            -----------

               Telecommunications-Equipment                     2.5%
       6,500   ONI Systems Corp.*                                                31,785
      87,000   Redback Networks, Inc.*                                          348,870
                                                                            -----------
                                                                                380,655
                                                                            -----------

               Telecommunications-Services                      0.0%
         560   Worldcom Inc. - MCI Group                                          6,636
                                                                            -----------

               Television                                       1.7%
       7,000   Clear Channel Communications, Inc.*                              266,840
                                                                            -----------


               Total Common Stocks
               (cost $9,757,383)                                             10,018,596
                                                                            -----------


Principal Amount
----------------

               BONDS                                           32.1%
               Automotive                                       3.3%
    $500,000   DaimlerChrysler NA Holding Co.
               7.125%, 04/10/03                                                 518,201
                                                                            -----------

               Biotech                                          4.1%
     600,000   Amgen, Inc.
               6.21%, 08/27/03                                                  631,316
                                                                            -----------



See notes to financial statement.

                                                  Choice Balanced Fund 13

CHOICE BALANCED FUND

October 31, 2001

Principal Amount                                                            Value
----------------------------------------------------------------------------------------

               Consumer                                         3.4%
  $  500,000   Westinghouse Electric Corp.
               6.875%, 09/01/03                                             $   529,437
                                                                            -----------

               Financial                                       12.5%
     800,000   Home Savings of America
               6.50%, 08/15/04                                                  845,926
     500,000   Household Finance
               6.00%, 05/01/04                                                  527,189
     550,000   Merrill Lynch
               7.48%, 06/13/02                                                  567,125
                                                                            -----------
                                                                              1,940,240
                                                                            -----------

               Household Products                               3.4%
     500,000   Colgate- Palmolive Co.
               6.02%, 08/15/03                                                  524,318
                                                                            -----------

               Telecommunications                               5.4%
     800,000   TCI Communications, Inc.
               6.375%, 05/01/03                                                 829,260
                                                                            -----------

               Total Bonds                                                  -----------
               (cost $4,677,061)                                              4,972,772
                                                                            -----------

               SHORT-TERM INVESTMENT                           13.2%
   2,054,114   UMB Bank Money Market Fiduciary,
               Variable Rate Demand Deposit                                   2,054,114
                                                                            -----------

               Total Short-Term Investment
               (cost $2,054,114)                                              2,054,114
                                                                            -----------

               Total Investments                              109.8%
               (cost $16,488,558)                                            17,045,482

               Liabilities in excess of Other Assets           (9.8%)        (1,523,064)
                                                                            -----------

               NET ASSETS                                     100.0%        $15,522,418
                                                                            ===========



* Non-income producing




See notes to financial statements.

14 Choice Balanced Fund

                                                     CHOICE BALANCED FUND

STATEMENT OF Assets and Liabilities
October 31, 2001

----------------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $16,488,558)                                    $ 17,045,482
Receivable for investments sold                                                  898,318
Receivable for fund shares sold                                                    4,000
Dividends and interest receivable                                                108,609
Other assets                                                                       1,179
                                                                            ------------
Total assets                                                                  18,057,588
                                                                            ------------

LIABILITIES
Payable for investments purchased                                              2,241,775
Payable for fund shares redeemed                                                 244,758
Accrued investment advisory fee                                                   10,007
Accrued distribution fee                                                           3,801
Accrued expenses                                                                  34,829
                                                                            ------------
Total liabilities                                                              2,535,170
                                                                            ------------
NET ASSETS                                                                  $ 15,522,418
                                                                            ============

NET ASSETS CONSIST OF
Paid in capital                                                             $ 21,677,693
Undistributed net investment income                                               84,176
Accumulated net realized loss on investments                                  (6,796,375)
Net unrealized appreciation on investments                                       556,924
                                                                            ------------
NET ASSETS                                                                  $ 15,522,418
                                                                            ============

CAPITAL STOCK (no par value)
Issued and outstanding (unlimited shares authorized)                           1,843,966

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
 PRICE PER SHARE                                                                   $8.42
                                                                            ============









See notes to financial statements.

                                                  Choice Balanced Fund 15

CHOICE BALANCED FUND

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2001

----------------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends                                                                   $     73,937
Interest                                                                         597,650
                                                                            ------------
Total Investment Income                                                          671,587
                                                                            ------------

EXPENSES
Investment advisory fees                                                         153,969
Distribution fees                                                                 51,323
Shareholder servicing fees                                                        50,345
Fund administration and accounting fees                                           62,410
Federal and state registration fees                                               18,018
Custody fees                                                                      14,144
Professional fees                                                                  7,628
Reports to shareholders                                                            4,738
Trustees' fees and related expenses                                                2,211
Other                                                                              6,961
                                                                            ------------
Total expenses                                                                   371,747
                                                                            ------------
NET INVESTMENT INCOME                                                            299,840
                                                                            ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses on investments                                            (5,764,674)
Change in unrealized appreciation/depreciation on investments                   (327,974)
                                                                            ------------
Net Losses on Investments                                                     (6,092,648)
                                                                            ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $ (5,792,808)
                                                                            ============









See notes to financial statements.

16 Choice Balanced Fund

                                                     CHOICE BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR             YEAR
                                                           ENDED            ENDED
                                                      OCTOBER 31, 2001  OCTOBER 31, 2000(1)
----------------------------------------------------------------------------------------

OPERATIONS
Net investment income                                    $    299,840     $    162,991
Net realized losses on investments                         (5,764,674)      (1,031,701)
Change in unrealized appreciation/depreciation on
  investments                                                (327,974)         884,898
                                                         ------------     ------------
Net increase (decrease) in net assets resulting from
  operations                                               (5,792,808)          16,188
                                                         ------------     ------------

DISTRIBUTIONS PAID FROM
Net investment income                                        (393,671)               -
                                                         ------------     ------------
Net decrease in net assets resulting from
  distributions paid                                         (393,671)               -
                                                         ------------     ------------

CAPITAL SHARE TRANSACTIONS
Shares sold                                                 7,715,340       31,571,387
Shares issued to holders in reinvestment of distributions     385,506                -
Shares redeemed                                           (12,638,969)      (5,340,555)
                                                         ------------     ------------
Net increase (decrease) in net assets resulting from
  capital share transactions                               (4,538,123)      26,230,832
                                                         ------------     ------------

Total Increase (Decrease) in Net Assets                   (10,724,602)      26,247,020
                                                         ------------     ------------

NET ASSETS
Beginning of period                                        26,247,020                -
                                                         ------------     ------------
End of period (includes undistributed net investment     $ 15,522,418     $ 26,247,020
 income of $84,176 and $177,976, respectively            ============     ============



 (1) Commenced operations on April 1, 2000.









See notes to financial statements.

                                                  Choice Balanced Fund 17

CHOICE BALANCED FUND

FINANCIAL HIGHLIGHTS

                                                           YEAR             YEAR
                                                           ENDED            ENDED
                                                      OCTOBER 31, 2001  OCTOBER 31, 2000(1)
----------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE*

Net Asset Value, Beginning of Period                           $11.08           $10.00

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS
Net investment income                                            0.14             0.07
Net realized and unrealized gains (losses) on investments       (2.63)            1.01(2)
                                                         ------------     ------------
Total Income (Loss) from Investment Operations                  (2.49)            1.08
                                                         ------------     ------------

LESS DISTRIBUTIONS PAID FROM
Net investment income                                           (0.17)               -
                                                         ------------     ------------
Total Distributions Paid                                        (0.17)               -
                                                         ------------     ------------


Net Asset Value, End of Period                                  $8.42           $11.08
                                                         ============     ============


Total Return(3)                                                (22.65)%          10.80%


SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (in thousands)                      $15,522          $26,247
Ratio of expenses to average net assets (4)(5)                   1.81%            2.00%
Ratio of net investment income to average net assets (4)(5)      1.46%            1.47%
Portfolio turnover rate (3)                                       951%             651%

(1)  Commenced operations on April 1, 2000.
(2) The amount shown may not correlate with aggre-gate gains and losses of portfolio securities due to timing of sales and redemptions of Fund shares.
(3)  Not annualized for periods less than a full year.
(4)  Annualized for periods less than a full year.
(5)  Net of waiver and reimbursements by Adviser.
     Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 2.09%, and the ratio of net investment income to average net assets would have been 1.38% for the period ended October 31, 2000.

* Selected data for a share of capital stock outstanding throughout the period.



See notes to financial statements.

18 Choice Balanced Fund

                              Choice Funds
                      NOTES TO FINANCIAL STATEMENTS
                            October 31, 2001



(1)  Organization

     Choice Funds (the "Trust") was established on July 16, 1999 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Focus Fund and the Balanced Fund (collectively, the "Funds") are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund that seeks capital appreciation by normally investing in a core position of 20-30 common stocks. The Balanced Fund is a diversified fund that seeks capital appreciation and current income by normally investing in a diverse group of domestic equity and fixed income securities.

(2)  Significant Accounting Policies
     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     (a)  Organization and Initial Offering Expenses

          Expenses incurred by the Trust in connection with the organization and the initial public offering of shares are expensed as incurred. These expenses were advanced by the Adviser, and the Adviser has agreed to voluntarily reimburse the Fund for these expenses, subject to potential recovery (see Note
          3).

     (b)  Investment Valuation

          Securities (other than short-term instruments) for which market quotations are readily available are valued at the last sales price on the national securities exchange on which such securities are primarily traded. Securities for which there were no sales on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days when purchased are valued by the amortized cost method, which approximates fair value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Choice Investment Management, LLC (the "Adviser") pursuant to guidelines established by the Board of Trustees.

     (c)  Expenses

          The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their average net assets.

     (d)  Federal Income and Excise Taxes

          No federal income tax provision has been made since the Funds intend to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. As of October 31, 2001, the Balanced Fund has a net capital loss carryforward of $5,584,834, which is available to offset future capital gains ($717,283 expiring in 2008 and $4,867,551 expiring in 2009). As of October 31, 2001, the Focus Fund has a net capital loss carryforward of $22,218,809, which is available to offset future capital gains through 2009.

(e)  Distributions to Shareholders

          Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

          Accordingly, at October 31, 2001, reclassifications were recorded to decrease paid in capital by $301,671 and $31 and increase accumulated net investment income by $301,668 and $31 and decrease accumulated net realized loss by $3 and $0 for the Focus and Balanced Funds, respectively.

          For the year ended October 31, 2001, 19.31% and 12.85% of the dividends paid from net investment income, including short-term capital gains, qualifies for the dividends received deduction available to corporate shareholders of the Focus Fund and the Balanced Fund, respectively (unaudited).

(f)  Other

          Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

                                                          Choice Funds 19

(3)  Investment Adviser

     The Funds have an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a monthly fee at the annual rate of 1.00% and 0.75% of the Fund's average daily net assets for the Focus Fund and the Balanced Fund, respectively. The Adviser agreed to voluntarily waive its management fee and/or reimburse the Funds' operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Funds' operating expenses did not exceed 2.25% and 2.00% of the Fund's average daily net assets for the Focus Fund and the Balanced Fund, respectively, through October 31, 2000. After such date, the expense limitation was terminated. The Adviser is entitled to recoup from the Funds amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Funds' expenses, including such recouped amounts, do not exceed the stated expense limitations. At October 31, 2001, amounts that are subject to potential recoupment, including amounts the Adviser reimbursed for start-up costs prior to the offering of Fund shares, are as follows:

          Recoverable Through      Focus Fund     Balanced Fund
          -------------------      ----------     -------------
          October 31, 2002           $43,475        $43,475
          October 31, 2003                 -         11,242


(4)  Distribution Plan

     The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds to Sunstone Distribution Services, LLC in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of each Fund's average daily net assets.


(5)  Capital Share Transactions

     Transactions in shares of the Funds for the period ended October 31, 2001 were as follows:

                                       Focus Fund          Balanced Fund
                                       ----------          -------------
     Shares sold                        4,336,615                777,449
     Shares issued to holders in
      reinvestment of distributions        14,891                 39,291
     Shares redeemed                   (6,902,066)            (1,341,037)
                                     ------------          -------------

     Net Decrease                      (2,550,560)              (524,297)
                                     ============          =============


     Transactions in shares of the Funds for the period ended October 31, 2000 were as follows:

                                       Focus Fund          Balanced Fund
                                       ----------          -------------
     Shares sold                        5,474,597              2,858,156
     Shares issued to holders in
       reinvestment of distributions        2,497                      -
     Shares redeemed                     (961,600)              (489,893)
                                     ------------          -------------
     Net Increase                       4,515,494              2,368,263
                                     ============          =============



(6)  Investment Transactions

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended October 31, 2001 were as follows:

                                       Focus Fund          Balanced Fund
                                       ----------          -------------
     Purchases                       $333,186,461           $159,097,484
     Sales                            342,577,198            159,617,237

     At October 31, 2001, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $15,489,173 and $17,700,099 for the Focus Fund and the Balanced Fund, respectively, were as follows:

                                       Focus Fund          Balanced Fund
                                       ----------          -------------
     Appreciation                    $    249,058          $     684,589
     Depreciation                      (3,644,442)            (1,339,206)
                                     ------------          -------------
     Net appreciation on investments $ (3,395,384)         $    (654,617)
                                     ============          =============

20 Choice Funds

                    REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of the Choice Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Choice Focus Fund and the Choice Balanced Fund (the "Funds") (two of the portfolios constituting the Choice Funds) at October 31, 2001, the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
November 30, 2001









                                                          Choice Funds 21

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